Common and preferred shares and other equity instruments - Schedule of Common Shares Purchased and Cancelled under Previously Expired NCIB (Detail) - TSX approval date May 31, 2018 [member]
$ in Millions
12 Months Ended
Oct. 31, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of shares | shares	3,500,000
Amount | $	$ 417